Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended								12 Months Ended						0 Months Ended			12 Months Ended			3 Months Ended									6 Months Ended		12 Months Ended			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 unit	Dec. 31, 2010	Dec. 31, 2009	Feb. 06, 2009	Dec. 31, 2011 Funds held by Puget Western Inc.	Dec. 31, 2010 Funds held by Puget Western Inc.	Dec. 31, 2011 Benefit Protection Trust	Dec. 31, 2011 Other restricted cash	Dec. 31, 2011 Electric Transmission	Dec. 31, 2010 Electric Transmission	Dec. 31, 2009 Electric Transmission	Dec. 31, 2011 Gas Transmission Equipment	Dec. 31, 2010 Gas Transmission Equipment	Dec. 31, 2009 Gas Transmission Equipment	Feb. 06, 2009 Merger and Related Costs	Feb. 06, 2009 Merger Loan, Used to Pay Short-term Debt	Feb. 06, 2009 Merger Loan, Used to Pay Previous Shareholders	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Dec. 31, 2009 PUGET ENERGY	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Change in Accounting Estimate, Unbilled Revenues [Member]
Accounting Policies
Area of service territory (sqmi)																																6,000	6,000								6,000		6,000
Annual depreciation provision												11.30%	11.80%	9.60%						2.70%	2.70%	2.60%	3.50%	3.60%	3.60%
Recognition of goodwill due to merger															$ 1,700,000,000
Number of reportable segments												1
Cash and Cash Equivalents
Cash and cash equivalents	16,133,000	37,235,000		22,872,000		36,557,000				16,133,000	22,872,000	37,235,000	36,557,000																6,224,000	237,000	119,000
Cash equivalents		16,800,000				20,600,000						16,800,000	20,600,000
Restricted cash		4,200,000				5,500,000						4,200,000	5,500,000			700,000	700,000	2,000,000	1,500,000
Revenue Recognition
Revenues	678,617,000	968,721,000	597,776,000	732,675,000	1,019,593,000	947,895,000	622,829,000	673,287,000	878,206,000	1,727,129,000	1,752,268,000	3,318,765,000	3,122,217,000	3,328,861,000																			969,070,000	597,776,000	733,364,000	1,019,593,000	947,895,000	622,829,000	673,287,000	878,206,000			3,319,803,000	3,122,217,000	3,328,501,000	4,400,000
Operating income	159,876,000	121,439,000	20,663,000	114,693,000	218,145,000	193,289,000	(2,184,000)	71,726,000	45,403,000	368,897,000	332,837,000	474,940,000	308,234,000	510,273,000																			116,029,000	17,198,000	107,380,000	190,436,000	180,374,000	(16,593,000)	48,794,000	(4,984,000)			431,043,000	207,591,000	383,135,000	2,900,000
Excise taxes collected																																53,700,000			57,100,000						134,700,000	137,400,000	252,500,000	231,100,000	247,800,000
Allowance for Doubtful Accounts
Allowance for doubtful accounts	7,689,000	8,495,000				9,784,000				7,689,000		8,495,000	9,784,000
Self Insurance [Abstract]
Certain Uninsured Qualifying Storm Damage Costs		8,000,000										8,000,000
Stock-based Compensation
Allocated Share-based Compensation Expense																										14,500,000
Statements of Cash Flows
Incurred capital lease obligations																																											37,900,000	0	15,900,000
Assumed long-term debt										$ 1,314,000,000	$ 1,087,000,000																$ 779,300,000	$ 587,800,000	$ 787,000,000	$ 450,000,000